Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 34,746,512	$ 23,090,940	$ 68,361,993	$ 53,503,793	$ 128,032,397	$ 53,343,310
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	27,056,401	17,001,490	53,587,401	41,877,096	99,536,721	47,557,652
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,690,111	6,089,450	14,774,592	11,626,697	28,495,676	5,785,658
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	33,360,160	22,049,636	65,934,337	51,331,766	122,570,712	52,611,255
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,386,352	1,041,304	2,427,656	2,172,027	5,461,685	732,055
Advertising [Member]
Disaggregation of Revenue [Line Items]
Revenue	13,548,069	7,541,616	24,622,494	19,379,600	44,359,822	35,918,370
Digital Subscriptions [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,690,111	6,089,450	14,774,592	11,626,697	28,495,676	6,855,038
Magazine Circulation [Member]
Disaggregation of Revenue [Line Items]
Revenue	12,642,018	8,629,166	27,352,041	21,166,698	50,580,213	9,046,473
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 866,314	$ 830,708	$ 1,612,866	$ 1,330,798
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 4,596,686	$ 1,523,429